Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (6.5%)
	Alcoa Corp.	3,066,650	276,091
	Steel Dynamics Inc.	3,090,053	257,803
*	Cleveland-Cliffs Inc.	7,753,177	249,730
	Mosaic Co.	2,995,097	199,174
	Reliance Steel & Aluminum Co.	1,011,293	185,421
	CF Industries Holdings Inc.	1,698,431	175,040
	United States Steel Corp.	3,847,965	145,222
	Olin Corp.	2,302,042	120,351
	Huntsman Corp.	2,809,781	105,395
	Valvoline Inc.	2,939,450	92,769
*	Univar Solutions Inc.	2,801,999	90,056
	Commercial Metals Co.	1,991,243	82,876
	Ashland Global Holdings Inc.	839,665	82,631
	Chemours Co.	2,622,400	82,553
	Element Solutions Inc.	3,662,345	80,205
	Scotts Miracle-Gro Co.	637,383	78,373
	UFP Industries Inc.	966,723	74,592
	Avient Corp.	1,501,446	72,069
	Timken Co.	1,105,296	67,092
	Cabot Corp.	927,448	63,447
	Hecla Mining Co.	8,823,848	57,973
	Sensient Technologies Corp.	688,090	57,765
	Mueller Industries Inc.	892,221	48,332
	Boise Cascade Co.	644,640	44,783
*	Arconic Corp.	1,722,650	44,134
	Innospec Inc.	406,098	37,584
	Tronox Holdings plc Class A	1,892,258	37,448
	Minerals Technologies Inc.	543,250	35,936
	Compass Minerals International Inc.	558,944	35,096
	Stepan Co.	349,085	34,493
	Carpenter Technology Corp.	791,261	33,217
	Westlake Corp.	262,056	32,338
	GrafTech International Ltd.	3,236,250	31,133
	Materion Corp.	335,182	28,739
*	GCP Applied Technologies Inc.	909,353	28,572
	Worthington Industries Inc.	500,610	25,736
	Kaiser Aluminum Corp.	260,093	24,490
	Schnitzer Steel Industries Inc. Class A	407,067	21,143
*	Coeur Mining Inc.	3,788,731	16,860
	Schweitzer-Mauduit International Inc.	515,578	14,178
	Ecovyst Inc.	1,009,222	11,667

		Shares	Market Value ($000)
*	Koppers Holdings Inc.	328,974	9,053
	Glatfelter Corp.	692,991	8,579
			3,300,139
Consumer Discretionary (14.3%)
	Williams-Sonoma Inc.	1,195,677	173,373
	Service Corp. International	2,514,324	165,493
*	Tapestry Inc.	4,325,380	160,688
	Nielsen Holdings plc	5,882,703	160,245
	Aramark	4,209,086	158,262
*	Avis Budget Group Inc.	572,606	150,767
*	BJ's Wholesale Club Holdings Inc.	2,227,245	150,584
*	Norwegian Cruise Line Holdings Ltd.	6,838,853	149,634
	Lithia Motors Inc. Class A	483,220	145,024
	Kohl's Corp.	2,279,339	137,809
	Newell Brands Inc.	6,276,613	134,382
*	Mattel Inc.	5,742,016	127,530
*	Capri Holdings Ltd.	2,419,097	124,317
*	Alaska Air Group Inc.	2,063,890	119,726
	New York Times Co. Class A	2,596,363	119,017
*	Macy's Inc.	4,791,514	116,721
	Interpublic Group of Cos. Inc.	3,228,479	114,450
*	Marriott Vacations Worldwide Corp.	658,384	103,827
*,1	Hertz Global Holdings Inc.	4,589,120	101,649
	Polaris Inc.	934,924	98,466
*,1	American Airlines Group Inc.	5,320,231	97,094
	Bath & Body Works Inc.	2,006,006	95,887
	Dick's Sporting Goods Inc.	927,972	92,816
*	Terminix Global Holdings Inc.	1,985,760	90,610
	Harley-Davidson Inc.	2,267,900	89,355
*,1	GameStop Corp. Class A	531,844	88,595
*	PVH Corp.	1,146,824	87,858
	Toll Brothers Inc.	1,861,018	87,505
	AMERCO	144,606	86,321
	Hanesbrands Inc.	5,739,504	85,461
	Travel + Leisure Co.	1,404,786	81,393
	TEGNA Inc.	3,631,487	81,345
*	AutoNation Inc.	808,664	80,527
*	JetBlue Airways Corp.	5,248,355	78,463
*	Helen of Troy Ltd.	395,642	77,482
*	Victoria's Secret & Co.	1,452,076	74,579
	Murphy USA Inc.	366,099	73,205
	H&R Block Inc.	2,695,243	70,184
	Lear Corp.	489,266	69,764
	Leggett & Platt Inc.	1,972,119	68,630
	Thor Industries Inc.	866,031	68,157
*	Goodyear Tire & Rubber Co.	4,618,988	66,005
	Gap Inc.	4,589,728	64,623
	Wendy's Co.	2,892,883	63,557
*	Asbury Automotive Group Inc.	379,258	60,757
*	Sabre Corp.	5,302,573	60,608
	Carter's Inc.	658,107	60,539
	Signet Jewelers Ltd.	819,339	59,566
*	Academy Sports & Outdoors Inc.	1,450,380	57,145
*	Coty Inc. Class A	6,192,765	55,673
*	Under Armour Inc. Class C	3,519,054	54,756
*	Taylor Morrison Home Corp. Class A	1,888,332	51,400
*	Under Armour Inc. Class A	2,945,105	50,126
*,1	Nordstrom Inc.	1,827,740	49,550

		Shares	Market Value ($000)
	Foot Locker Inc.	1,644,553	48,777
*	Meritage Homes Corp.	605,369	47,963
	Cracker Barrel Old Country Store Inc.	382,101	45,367
	Group 1 Automotive Inc.	265,216	44,511
	KB Home	1,373,777	44,483
	MillerKnoll Inc.	1,241,399	42,903
[1]	American Eagle Outfitters Inc.	2,487,299	41,787
	Penske Automotive Group Inc.	443,498	41,565
*	Spirit Airlines Inc.	1,780,017	38,929
	Ralph Lauren Corp.	341,285	38,715
	Graham Holdings Co. Class B	62,155	38,006
	Dana Inc.	2,126,231	37,358
	John Wiley & Sons Inc. Class A	688,176	36,494
	Rush Enterprises Inc. Class A	706,669	35,976
*	KAR Auction Services Inc.	1,986,064	35,848
*	Tri Pointe Homes Inc.	1,755,675	35,254
	MDC Holdings Inc.	926,655	35,065
	Kontoor Brands Inc.	845,514	34,962
*	iHeartMedia Inc. Class A	1,775,702	33,614
*	Cheesecake Factory Inc.	822,235	32,717
*	Knowles Corp.	1,504,453	32,391
*	Bloomin' Brands Inc.	1,465,710	32,158
*,1	Bed Bath & Beyond Inc.	1,419,951	31,991
	PriceSmart Inc.	404,675	31,917
*	ODP Corp.	674,863	30,929
	Wolverine World Wide Inc.	1,338,963	30,207
*	Abercrombie & Fitch Co. Class A	925,607	29,610
*	Cinemark Holdings Inc.	1,666,685	28,800
*	Sally Beauty Holdings Inc.	1,803,726	28,192
*	Brinker International Inc.	730,901	27,891
*	Lions Gate Entertainment Corp. Class B	1,852,618	27,845
	Qurate Retail Inc. Class A	5,730,968	27,279
*	Central Garden & Pet Co. Class A	665,323	27,132
	PROG Holdings Inc.	903,788	26,002
	HNI Corp.	678,235	25,129
	Steven Madden Ltd.	633,744	24,488
	Strategic Education Inc.	364,261	24,180
*	Urban Outfitters Inc.	962,517	24,169
*	SkyWest Inc.	828,065	23,890
	Oxford Industries Inc.	263,001	23,802
*	Tenneco Inc. Class A	1,278,065	23,414
	Rent-A-Center Inc.	921,002	23,200
*	Adtalem Global Education Inc.	775,548	23,042
	Acushnet Holdings Corp.	543,071	21,864
	Sinclair Broadcast Group Inc. Class A	767,470	21,504
*	Laureate Education Inc. Class A	1,762,415	20,885
[1]	Dillard's Inc. Class A	75,796	20,343
	Sturm Ruger & Co. Inc.	288,393	20,078
*	Clear Channel Outdoor Holdings Inc.	5,794,782	20,050
*	G-III Apparel Group Ltd.	716,808	19,390
	La-Z-Boy Inc.	708,313	18,678
*	AMC Networks Inc. Class A	430,027	17,472
	Big Lots Inc.	500,247	17,309
*	GoPro Inc. Class A	2,023,771	17,263
*	Vista Outdoor Inc.	460,996	16,453
*,1	Krispy Kreme Inc.	1,100,783	16,347
	Buckle Inc.	489,566	16,175
	Matthews International Corp. Class A	491,265	15,897

		Shares	Market Value ($000)
*	Hawaiian Holdings Inc.	797,995	15,720
*	Lions Gate Entertainment Corp. Class A	963,142	15,651
*	Cars.com Inc.	1,077,112	15,543
	Sonic Automotive Inc. Class A	335,279	14,253
	Guess? Inc.	641,138	14,009
*	American Axle & Manufacturing Holdings Inc.	1,776,246	13,784
*	Cardlytics Inc.	245,440	13,494
	Interface Inc. Class A	971,674	13,186
*	Designer Brands Inc. Class A	968,084	13,079
	Steelcase Inc. Class A	1,067,723	12,759
	Inter Parfums Inc.	143,118	12,602
*	Duolingo Inc. Class A	129,847	12,350
*	Zumiez Inc.	319,911	12,224
*	Stride Inc.	332,217	12,069
	Scholastic Corp.	297,085	11,967
*	PowerSchool Holdings Inc. Class A	645,641	10,660
*	elf Beauty Inc.	403,883	10,432
*	Dine Brands Global Inc.	133,620	10,416
*	BJ's Restaurants Inc.	362,963	10,272
	Aaron's Co. Inc.	507,709	10,195
*	Life Time Group Holdings Inc.	635,439	9,239
*	WW International Inc.	865,996	8,859
*	Genesco Inc.	113,690	7,232
	Rush Enterprises Inc. Class B	140,448	6,791
*	Central Garden & Pet Co.	150,175	6,602
	Smith & Wesson Brands Inc.	393,126	5,948
*,1	Canoo Inc.	1,075,535	5,937
	Caleres Inc.	296,500	5,731
*	Children's Place Inc.	111,755	5,509
*	Janus International Group Inc.	542,488	4,882
	Global Industrial Co.	123,913	3,994
*,1	Cricut Inc. Class A	297,140	3,890
*,1	Lordstown Motors Corp.	1,095,833	3,737
*,1	Frontier Group Holdings Inc.	265,652	3,010
*	Rush Street Interactive Inc.	409,641	2,978
*	Udemy Inc.	226,194	2,818
*	Vizio Holding Corp. Class A	315,252	2,803
*	Bowlero Corp.	233,372	2,485
*	Lands' End Inc.	121,789	2,061
*	El Pollo Loco Holdings Inc.	148,737	1,728
*,1	Weber Inc. Class A	173,815	1,709
*,1	XL Fleet Corp.	453,942	903
			7,242,671
Consumer Staples (3.2%)
	Bunge Ltd.	2,303,962	255,302
*	Performance Food Group Co.	2,537,170	129,167
*	US Foods Holding Corp.	3,289,788	123,795
	Ingredion Inc.	1,038,708	90,523
	Molson Coors Beverage Co. Class B	1,479,374	78,969
	Flowers Foods Inc.	2,945,245	75,722
	Lamb Weston Holdings Inc.	1,189,831	71,283
	Spectrum Brands Holdings Inc.	667,966	59,262
*	Sprouts Farmers Market Inc.	1,817,572	58,126
*	Hostess Brands Inc. Class A	2,267,518	49,749
*	Hain Celestial Group Inc.	1,421,425	48,897
*	Grocery Outlet Holding Corp.	1,416,383	46,429
*	Herbalife Nutrition Ltd.	1,529,070	46,423
*	United Natural Foods Inc.	952,002	39,365

		Shares	Market Value ($000)
	Nu Skin Enterprises Inc. Class A	816,630	39,100
	Energizer Holdings Inc.	1,167,081	35,900
	Edgewell Personal Care Co.	893,517	32,765
	Sanderson Farms Inc.	173,716	32,570
*	TreeHouse Foods Inc.	914,356	29,497
[1]	B&G Foods Inc.	1,063,472	28,693
	Vector Group Ltd.	2,144,719	25,823
	Reynolds Consumer Products Inc.	857,681	25,164
	Andersons Inc.	497,249	24,992
	Lancaster Colony Corp.	157,870	23,546
	Universal Corp.	383,063	22,245
*	Pilgrim's Pride Corp.	799,243	20,061
	Weis Markets Inc.	264,533	18,893
	Seaboard Corp.	3,852	16,200
	Fresh Del Monte Produce Inc.	585,040	15,158
*	Beauty Health Co.	796,733	13,449
	ACCO Brands Corp.	1,492,368	11,939
*	Duckhorn Portfolio Inc.	563,508	10,250
	Tootsie Roll Industries Inc.	232,243	8,119
	Utz Brands Inc.	544,333	8,045
*,1	Rite Aid Corp.	868,388	7,598
*	Honest Co. Inc.	407,246	2,122
			1,625,141
Energy (7.0%)
	Marathon Oil Corp.	11,971,325	300,600
	Targa Resources Corp.	3,749,816	282,999
	APA Corp.	5,681,668	234,823
	Ovintiv Inc.	4,279,281	231,381
	Diamondback Energy Inc.	1,443,503	197,875
*	EQT Corp.	5,548,912	190,938
	Chesapeake Energy Corp.	1,921,150	167,140
*	Antero Resources Corp.	4,384,490	133,858
*	First Solar Inc.	1,568,434	131,341
*	Southwestern Energy Co.	18,276,418	131,042
*	NOV Inc.	6,435,943	126,209
*	Range Resources Corp.	4,081,548	123,997
	Murphy Oil Corp.	2,405,114	97,143
	HF Sinclair Corp.	2,404,508	95,820
*	DT Midstream Inc.	1,585,475	86,028
	Helmerich & Payne Inc.	1,555,983	66,565
*	California Resources Corp.	1,317,687	58,940
*	CNX Resources Corp.	2,820,183	58,434
	Equitrans Midstream Corp.	6,737,180	56,862
	Antero Midstream Corp.	5,089,154	55,319
*	Whiting Petroleum Corp.	643,188	52,426
	Patterson-UTI Energy Inc.	3,354,484	51,927
*	Renewable Energy Group Inc.	823,937	49,972
	Arcosa Inc.	791,911	45,337
	Oasis Petroleum Inc.	300,148	43,912
*	Transocean Ltd.	9,144,028	41,788
	SM Energy Co.	987,956	38,481
*	PBF Energy Inc. Class A	1,573,327	38,342
*	Arch Resources Inc.	252,275	34,658
	Warrior Met Coal Inc.	844,194	31,328
	World Fuel Services Corp.	1,011,346	27,347
*	Delek US Holdings Inc.	1,216,146	25,807
	Core Laboratories NV	758,490	23,991
	Archrock Inc.	2,415,982	22,299

		Shares	Market Value ($000)
*,1	SunPower Corp.	1,024,603	22,008
*	Peabody Energy Corp.	882,404	21,645
*	ProPetro Holding Corp.	1,440,113	20,061
*	NOW Inc.	1,812,105	19,988
	Continental Resources Inc.	294,075	18,036
*	NexTier Oilfield Solutions Inc.	1,701,994	15,726
*	MRC Global Inc.	1,297,502	15,453
*	Stem Inc.	1,192,640	13,131
	CVR Energy Inc.	493,963	12,616
*,1	EVgo Inc.	566,123	7,280
*	RPC Inc.	614,210	6,554
*	Fluence Energy Inc. Class A	242,394	3,178
*	Whiting Petroleum Corp. Warrants Exp. 9/1/25	699	10
*	Whiting Petroleum Corp. Class A Warrants Exp. 9/1/24	196	4
			3,530,619
Financials (21.8%)
	Signature Bank	1,025,764	301,052
	Brown & Brown Inc.	3,698,632	267,300
	LPL Financial Holdings Inc.	1,245,173	227,468
	First Horizon Corp.	8,751,278	205,568
	Comerica Inc.	2,148,363	194,276
	East West Bancorp Inc.	2,325,898	183,792
	American Financial Group Inc.	1,252,894	182,446
	Invesco Ltd.	7,557,344	174,272
	Carlyle Group Inc.	3,504,009	171,381
	Webster Financial Corp.	2,945,010	165,274
	Assurant Inc.	903,850	164,347
	Zions Bancorp NA	2,484,498	162,884
	People's United Financial Inc.	7,013,570	140,201
	Cullen/Frost Bankers Inc.	944,469	130,724
	First Citizens BancShares Inc. Class A	196,148	130,556
	Commerce Bancshares Inc.	1,786,408	127,889
	SEI Investments Co.	2,040,737	122,873
	Reinsurance Group of America Inc.	1,100,858	120,500
	Old Republic International Corp.	4,526,813	117,109
	Voya Financial Inc.	1,738,865	115,374
	Starwood Property Trust Inc.	4,743,129	114,641
	RenaissanceRe Holdings Ltd.	720,615	114,225
	Stifel Financial Corp.	1,657,354	112,534
	AGNC Investment Corp.	8,557,807	112,107
	Synovus Financial Corp.	2,265,704	111,020
	First American Financial Corp.	1,702,346	110,346
	Popular Inc.	1,308,727	106,975
	SouthState Corp.	1,248,357	101,853
	Prosperity Bancshares Inc.	1,435,108	99,568
	First Financial Bankshares Inc.	2,220,555	97,971
	Janus Henderson Group plc	2,770,455	97,021
	Unum Group	3,012,682	94,930
	Cadence Bank	3,155,736	92,337
	Glacier Bancorp Inc.	1,814,266	91,221
	Jefferies Financial Group Inc.	2,768,978	90,961
	Valley National Bancorp	6,909,095	89,956
	OneMain Holdings Inc.	1,879,794	89,121
	Primerica Inc.	647,261	88,558
	Selective Insurance Group Inc.	986,488	88,153
	Affiliated Managers Group Inc.	619,315	87,292
	Wintrust Financial Corp.	935,139	86,902
	Bank OZK	2,019,795	86,245

		Shares	Market Value ($000)
	PacWest Bancorp	1,960,255	84,546
	SLM Corp.	4,585,650	84,193
	New Residential Investment Corp.	7,649,926	83,996
	Blackstone Mortgage Trust Inc. Class A	2,625,060	83,451
	Lincoln National Corp.	1,270,911	83,067
	Old National Bancorp	4,838,384	79,253
	Hanover Insurance Group Inc.	523,685	78,301
	RLI Corp.	705,214	78,018
	United Bankshares Inc.	2,236,378	78,005
	Axis Capital Holdings Ltd.	1,250,488	75,617
	New York Community Bancorp Inc.	6,989,703	74,930
	Globe Life Inc.	732,580	73,698
	FNB Corp.	5,784,035	72,011
	Hancock Whitney Corp.	1,351,916	70,502
	MGIC Investment Corp.	5,170,856	70,065
	Essent Group Ltd.	1,693,415	69,786
	Assured Guaranty Ltd.	1,087,570	69,235
	Western Alliance Bancorp	830,039	68,744
	Umpqua Holdings Corp.	3,550,601	66,964
*	Brighthouse Financial Inc.	1,275,982	65,917
	UMB Financial Corp.	675,060	65,589
	Radian Group Inc.	2,874,426	63,841
	Walker & Dunlop Inc.	485,275	62,804
	Community Bank System Inc.	883,097	61,949
	BankUnited Inc.	1,387,194	60,981
*	Jackson Financial Inc. Class A	1,372,180	60,692
	Lazard Ltd. Class A	1,755,879	60,578
	Evercore Inc. Class A	543,572	60,510
	United Community Banks Inc.	1,730,607	60,225
	Independent Bank Corp. (Massachusetts)	736,525	60,167
	Eastern Bankshares Inc.	2,748,163	59,195
	First Hawaiian Inc.	2,089,677	58,281
	Kemper Corp.	991,713	56,071
	Bank of Hawaii Corp.	659,654	55,358
	Pacific Premier Bancorp Inc.	1,552,937	54,896
	Home BancShares Inc.	2,417,734	54,641
	Investors Bancorp Inc.	3,654,381	54,560
	White Mountains Insurance Group Ltd.	46,994	53,396
	FirstCash Holdings Inc.	755,820	53,164
	Associated Banc-Corp	2,329,253	53,014
	Cathay General Bancorp	1,179,412	52,779
*	Ryan Specialty Group Holdings Inc. Class A	1,354,534	52,542
	CVB Financial Corp.	2,245,034	52,107
	Federated Hermes Inc. Class B	1,507,955	51,361
	First Interstate BancSystem Inc. Class A	1,372,651	50,472
	WSFS Financial Corp.	1,073,204	50,033
*	Mr Cooper Group Inc.	1,092,270	49,884
	CNO Financial Group Inc.	1,940,872	48,697
	American Equity Investment Life Holding Co.	1,211,881	48,366
	Moelis & Co. Class A	1,023,752	48,065
*	Texas Capital Bancshares Inc.	829,759	47,554
	Chimera Investment Corp.	3,883,612	46,759
*	Enstar Group Ltd.	176,053	45,976
	Simmons First National Corp. Class A	1,749,104	45,862
	Fulton Financial Corp.	2,643,695	43,938
*,1	SoFi Technologies Inc.	4,626,360	43,719
	First Bancorp	3,307,429	43,394
	Atlantic Union Bankshares Corp.	1,178,203	43,228

		Shares	Market Value ($000)
	Independent Bank Group Inc.	595,644	42,386
	BOK Financial Corp.	447,932	42,083
	Columbia Banking System Inc.	1,286,750	41,523
	Navient Corp.	2,396,799	40,841
	Artisan Partners Asset Management Inc. Class A	1,035,819	40,760
*	Axos Financial Inc.	877,724	40,718
	International Bancshares Corp.	934,945	39,464
	First Merchants Corp.	924,792	38,471
	Piper Sandler Cos.	278,718	36,582
	Houlihan Lokey Inc. Class A	415,013	36,438
	Washington Federal Inc.	1,070,152	35,122
	Flagstar Bancorp Inc.	827,911	35,103
	Towne Bank	1,131,768	33,885
	WesBanco Inc.	983,757	33,802
	First Financial Bancorp	1,466,158	33,795
	Apollo Commercial Real Estate Finance Inc.	2,303,589	32,089
*	Genworth Financial Inc. Class A	8,316,073	31,435
	Park National Corp.	239,260	31,434
	Banner Corp.	533,383	31,219
	Two Harbors Investment Corp.	5,636,740	31,171
*	PRA Group Inc.	678,978	30,608
	Hope Bancorp Inc.	1,868,470	30,045
*	Cannae Holdings Inc.	1,238,682	29,629
	Renasant Corp.	868,160	29,040
	Hilltop Holdings Inc.	970,681	28,538
	Horace Mann Educators Corp.	680,007	28,445
	Virtus Investment Partners Inc.	118,180	28,362
	Eagle Bancorp Inc.	497,306	28,351
*	MFA Financial Inc.	6,964,410	28,067
	Trustmark Corp.	907,060	27,566
	Northwest Bancshares Inc.	1,971,205	26,631
	Provident Financial Services Inc.	1,135,158	26,563
	PennyMac Mortgage Investment Trust	1,555,289	26,269
*	LendingClub Corp.	1,658,556	26,172
[1]	iStar Inc.	1,081,838	25,326
	Westamerica Bancorp	418,385	25,312
	Mercury General Corp.	453,846	24,962
	NBT Bancorp Inc.	675,083	24,391
	PennyMac Financial Services Inc.	453,529	24,128
*	Encore Capital Group Inc.	381,907	23,957
	ProAssurance Corp.	884,950	23,787
	Capitol Federal Financial Inc.	2,161,730	23,520
	BGC Partners Inc. Class A	5,195,540	22,860
	Ladder Capital Corp.	1,888,730	22,419
	Argo Group International Holdings Ltd.	543,068	22,418
	First Commonwealth Financial Corp.	1,477,473	22,399
	BancFirst Corp.	267,221	22,235
	Compass Diversified Holdings	918,885	21,842
	OFG Bancorp	813,566	21,673
	Safety Insurance Group Inc.	231,151	21,000
	Berkshire Hills Bancorp Inc.	717,951	20,799
	Redwood Trust Inc.	1,890,166	19,903
	Brookline Bancorp Inc.	1,208,503	19,119
	National Bank Holdings Corp. Class A	466,422	18,788
	City Holding Co.	234,665	18,468
	S&T Bancorp Inc.	612,809	18,127
	Broadmark Realty Capital Inc.	2,065,141	17,864
	Employers Holdings Inc.	431,795	17,712

		Shares	Market Value ($000)
	Nelnet Inc. Class A	202,716	17,229
	Tompkins Financial Corp.	204,301	15,991
	Heartland Financial USA Inc.	311,864	14,916
*	Blucora Inc.	762,384	14,905
	Kearny Financial Corp.	1,072,584	13,815
	BrightSpire Capital Inc. Class A	1,488,991	13,773
	KKR Real Estate Finance Trust Inc.	662,359	13,651
*	World Acceptance Corp.	69,748	13,380
[1]	ARMOUR Residential REIT Inc.	1,574,498	13,226
*	Columbia Financial Inc.	612,825	13,182
	Invesco Mortgage Capital Inc.	5,408,759	12,332
	Arbor Realty Trust Inc.	713,688	12,176
	United Fire Group Inc.	390,502	12,133
	Central Pacific Financial Corp.	430,951	12,024
	TPG RE Finance Trust Inc.	1,015,008	11,987
	WisdomTree Investments Inc.	2,021,606	11,867
*	SiriusPoint Ltd.	1,453,947	10,876
	Northfield Bancorp Inc.	726,922	10,439
*	Franklin BSP Realty Trust Inc.	722,592	10,102
*	Ambac Financial Group Inc.	762,999	7,935
	National Western Life Group Inc. Class A	30,932	6,508
	GCM Grosvenor Inc. Class A	613,443	5,957
	Victory Capital Holdings Inc. Class A	196,848	5,683
	Granite Point Mortgage Trust Inc.	440,763	4,901
	UWM Holdings Corp. Class A	746,085	3,380
*	AssetMark Financial Holdings Inc.	149,757	3,332
	loanDepot Inc. Class A	449,254	1,864
	Associated Capital Group Inc. Class A	27,515	1,153
*,1	Hagerty Inc. Class A	104,041	1,123
*,1	Bakkt Holdings Inc.	164,349	1,012
*,1	Romeo Power Inc.	384,139	572
			11,051,210
Health Care (4.8%)
*	Molina Healthcare Inc.	957,211	319,316
*	Tenet Healthcare Corp.	1,760,641	151,345
*	Jazz Pharmaceuticals plc	957,140	148,998
	Organon & Co.	4,155,713	145,159
*	United Therapeutics Corp.	739,713	132,712
*	Envista Holdings Corp.	2,652,481	129,202
	Encompass Health Corp.	1,630,800	115,966
*	Acadia Healthcare Co. Inc.	1,474,162	96,602
	Perrigo Co. plc	2,192,526	84,259
*	Novavax Inc.	1,089,212	80,220
*	Mirati Therapeutics Inc.	814,557	66,973
	Premier Inc. Class A	1,854,007	65,984
	Owens & Minor Inc.	1,176,741	51,800
	Patterson Cos. Inc.	1,438,350	46,559
*	Karuna Therapeutics Inc.	366,463	46,464
*	Integer Holdings Corp.	542,562	43,714
*	Prestige Consumer Healthcare Inc.	822,798	43,559
	Select Medical Holdings Corp.	1,755,697	42,119
*	Iovance Biotherapeutics Inc.	2,186,094	36,399
*	MEDNAX Inc.	1,346,667	31,620
*	Myriad Genetics Inc.	1,243,438	31,335
*	Pacific Biosciences of California Inc.	3,435,155	31,260
*,1	Multiplan Corp.	5,754,799	26,932
*	Avanos Medical Inc.	775,564	25,981
	Healthcare Services Group Inc.	1,212,737	22,521

		Shares	Market Value ($000)
*	Tivity Health Inc.	693,236	22,301
*	Madrigal Pharmaceuticals Inc.	210,409	20,645
*	Brookdale Senior Living Inc.	2,888,777	20,366
*	Kymera Therapeutics Inc.	465,875	19,716
*	Axsome Therapeutics Inc.	463,422	19,181
*	Meridian Bioscience Inc.	713,769	18,529
*	NextGen Healthcare Inc.	876,864	18,335
*	Turning Point Therapeutics Inc.	648,920	17,424
*	Reata Pharmaceuticals Inc. Class A	437,883	14,345
	National HealthCare Corp.	202,386	14,214
*	Bridgebio Pharma Inc.	1,388,944	14,098
*	Varex Imaging Corp.	649,246	13,822
*	Supernus Pharmaceuticals Inc.	413,024	13,349
*	Agios Pharmaceuticals Inc.	446,811	13,007
*	OPKO Health Inc.	3,083,783	10,608
*	Orthofix Medical Inc.	307,161	10,044
*	Amneal Pharmaceuticals Inc.	2,205,758	9,198
*	Clover Health Investments Corp. Class A	2,437,778	8,654
*	Endo International plc	3,657,751	8,449
*	Atea Pharmaceuticals Inc.	1,158,917	8,367
*	NGM Biopharmaceuticals Inc.	508,282	7,751
*	Cano Health Inc.	1,109,740	7,047
*	Stoke Therapeutics Inc.	331,234	6,973
	Phibro Animal Health Corp. Class A	333,215	6,648
*,1	23andMe Holding Co.	1,654,150	6,335
*	Nuvation Bio Inc.	1,161,747	6,111
*,1	Day One Biopharmaceuticals Inc.	608,826	6,040
*	Praxis Precision Medicines Inc.	586,503	5,988
*,1	Butterfly Network Inc.	1,184,788	5,640
*	ALX Oncology Holdings Inc.	297,703	5,031
*	Kiniksa Pharmaceuticals Ltd. Class A	500,325	4,973
*,1	Nuvalent Inc. Class A	317,530	4,411
*	Hims & Hers Health Inc.	804,783	4,290
*	Immunovant Inc.	674,391	3,716
*	Natus Medical Inc.	138,954	3,652
*,1	Allovir Inc.	477,089	3,220
*,1	Adagio Therapeutics Inc.	550,225	2,509
*	Forma Therapeutics Holdings Inc.	250,951	2,334
*	Kodiak Sciences Inc.	252,514	1,949
*,1	P3 Health Partners Inc.	248,809	1,946
*	Amylyx Pharmaceuticals Inc.	93,307	1,199
*,1,2	Zogenix Inc. CVR	265,295	180
*,1	Cue Health Inc.	10,364	67
*,1,2	Synergy Pharmaceuticals LLC	1,169,882	—
			2,409,661
Industrials (19.7%)
	Quanta Services Inc.	2,335,567	307,384
	IDEX Corp.	1,247,595	239,201
	Howmet Aerospace Inc.	6,178,473	222,054
	Carlisle Cos. Inc.	853,546	209,904
*	Builders FirstSource Inc.	3,138,686	202,571
	Robert Half International Inc.	1,723,313	196,768
	Booz Allen Hamilton Holding Corp.	2,184,021	191,844
*	AECOM	2,316,495	177,930
	RPM International Inc.	2,125,396	173,092
	Regal Rexnord Corp.	1,110,559	165,229
	Sealed Air Corp.	2,428,254	162,596
	Allegion plc	1,445,861	158,727

		Shares	Market Value ($000)
	Owens Corning	1,624,020	148,598
	Pentair plc	2,705,955	146,690
	Tetra Tech Inc.	885,070	145,983
	AGCO Corp.	981,266	143,294
	Lincoln Electric Holdings Inc.	962,570	132,652
*	Sensata Technologies Holding plc	2,583,602	131,376
	Huntington Ingalls Industries Inc.	655,384	130,710
	AptarGroup Inc.	1,074,500	126,254
	Knight-Swift Transportation Holdings Inc. Class A	2,451,549	123,705
*	XPO Logistics Inc.	1,694,014	123,324
	Western Union Co.	6,473,755	121,318
	Oshkosh Corp.	1,095,022	110,214
	Acuity Brands Inc.	573,958	108,650
*	WESCO International Inc.	826,238	107,527
	Donaldson Co. Inc.	2,024,769	105,146
	ITT Inc.	1,398,032	105,146
	Brunswick Corp.	1,254,798	101,501
	Graphic Packaging Holding Co.	5,033,340	100,868
	Sonoco Products Co.	1,611,503	100,816
	EMCOR Group Inc.	863,153	97,217
	nVent Electric plc	2,757,634	95,911
*	Axalta Coating Systems Ltd.	3,679,569	90,444
*	Colfax Corp.	2,247,255	89,418
	MDU Resources Group Inc.	3,332,884	88,821
	Crane Co.	818,217	88,597
*	FTI Consulting Inc.	562,934	88,504
	Louisiana-Pacific Corp.	1,406,858	87,394
*	MasTec Inc.	1,002,796	87,344
	Spirit AeroSystems Holdings Inc. Class A	1,721,615	84,170
	Matson Inc.	688,910	83,096
	ManpowerGroup Inc.	879,170	82,572
	Hubbell Inc. Class B	445,892	81,942
	MSA Safety Inc.	611,534	81,151
	Air Lease Corp. Class A	1,775,723	79,286
	Valmont Industries Inc.	331,203	79,025
	Flowserve Corp.	2,137,296	76,729
	Triton International Ltd.	1,069,414	75,051
*	Middleby Corp.	455,870	74,735
*	Atkore Inc.	735,050	72,358
	GATX Corp.	580,185	71,554
*	Kirby Corp.	986,730	71,232
	Zurn Water Solutions Corp.	1,959,019	69,349
	Vontier Corp.	2,641,033	67,056
*	Fluor Corp.	2,318,153	66,508
	Ryder System Inc.	837,727	66,457
	Applied Industrial Technologies Inc.	630,296	64,706
	Watts Water Technologies Inc. Class A	452,065	63,104
	Allison Transmission Holdings Inc.	1,602,534	62,916
	Silgan Holdings Inc.	1,357,215	62,744
	MSC Industrial Direct Co. Inc. Class A	733,911	62,537
	Woodward Inc.	491,334	61,373
*	Summit Materials Inc. Class A	1,945,605	60,431
*	API Group Corp.	2,851,912	59,976
	SPX FLOW Inc.	689,271	59,429
	Korn Ferry	891,810	57,914
	HB Fuller Co.	868,656	57,392
*	Resideo Technologies Inc.	2,376,904	56,642
*	Allegheny Technologies Inc.	2,085,777	55,982

		Shares	Market Value ($000)
	Brink's Co.	805,566	54,779
*	Beacon Roofing Supply Inc.	923,466	54,743
*	Mohawk Industries Inc.	426,488	52,970
	ABM Industries Inc.	1,105,356	50,891
	EnerSys	676,051	50,413
	EVERTEC Inc.	1,179,480	48,276
	Hillenbrand Inc.	1,074,920	47,479
	Curtiss-Wright Corp.	312,574	46,936
	Trinity Industries Inc.	1,364,974	46,901
	UniFirst Corp.	249,224	45,927
*	Alight Inc. Class A	4,568,076	45,452
	Albany International Corp. Class A	526,001	44,352
	Bread Financial Holdings Inc.	775,136	43,524
	Otter Tail Corp.	681,959	42,622
	Moog Inc. Class A	476,247	41,815
	Altra Industrial Motion Corp.	1,063,984	41,421
*	Atlas Air Worldwide Holdings Inc.	478,485	41,327
*	Meritor Inc.	1,161,497	41,314
	Belden Inc.	737,461	40,855
*	Hub Group Inc. Class A	527,953	40,763
	ManTech International Corp. Class A	452,714	39,019
	Kennametal Inc.	1,361,828	38,962
	Werner Enterprises Inc.	946,606	38,811
	Terex Corp.	1,085,301	38,702
	Encore Wire Corp.	315,016	35,934
*	SPX Corp.	707,184	34,942
	Brady Corp. Class A	748,256	34,622
	McGrath RentCorp	397,641	33,792
*	O-I Glass Inc.	2,550,602	33,617
*	GMS Inc.	670,404	33,366
	EnPro Industries Inc.	337,771	33,010
	ArcBest Corp.	398,155	32,051
	Barnes Group Inc.	789,388	31,726
	ESCO Technologies Inc.	426,171	29,798
*	JELD-WEN Holding Inc.	1,400,014	28,392
*	Ferro Corp.	1,287,622	27,993
	Greif Inc. Class A	415,558	27,036
*	AAR Corp.	552,292	26,748
	ADT Inc.	3,468,873	26,329
	Greenbrier Cos. Inc.	506,762	26,103
	TTEC Holdings Inc.	308,014	25,417
*	Gates Industrial Corp. plc	1,671,546	25,173
	Comfort Systems USA Inc.	279,981	24,921
	Granite Construction Inc.	751,125	24,637
*	OSI Systems Inc.	275,231	23,428
*	Green Dot Corp. Class A	851,403	23,397
	Kforce Inc.	316,079	23,380
*	TriMas Corp.	702,553	22,545
*	Dycom Industries Inc.	235,023	22,388
	Maxar Technologies Inc.	566,868	22,369
*	CoreCivic Inc.	1,971,221	22,019
	H&E Equipment Services Inc.	503,704	21,921
	Schneider National Inc. Class B	853,141	21,755
	Deluxe Corp.	699,893	21,165
	Standex International Corp.	200,612	20,045
	Primoris Services Corp.	838,062	19,963
	Kaman Corp.	457,022	19,871
	AZZ Inc.	384,602	18,553

		Shares	Market Value ($000)
	Apogee Enterprises Inc.	387,103	18,372
*,1	Rocket Lab USA Inc.	2,234,243	17,986
*	ZipRecruiter Inc. Class A	777,780	17,873
*	First Advantage Corp.	878,030	17,727
	Griffon Corp.	830,478	16,634
*	Huron Consulting Group Inc.	353,513	16,194
*	TrueBlue Inc.	536,313	15,494
	Astec Industries Inc.	354,444	15,241
*	Marqeta Inc. Class A	1,343,874	14,836
	Pitney Bowes Inc.	2,722,414	14,157
*	Conduent Inc.	2,650,318	13,676
*	Triumph Group Inc.	502,400	12,701
*	Proterra Inc.	1,620,576	12,187
	Kelly Services Inc. Class A	531,373	11,525
	Quanex Building Products Corp.	547,216	11,486
	Wabash National Corp.	759,254	11,267
*	Payoneer Global Inc.	2,514,597	11,215
	Heartland Express Inc.	773,011	10,876
	Enerpac Tool Group Corp. Class A	494,467	10,824
*	Hillman Solutions Corp.	849,112	10,087
*	BrightView Holdings Inc.	731,238	9,952
*	CIRCOR International Inc.	331,157	8,815
*	Advantage Solutions Inc.	1,301,519	8,304
	REV Group Inc.	572,565	7,672
*	Tutor Perini Corp.	669,811	7,234
	Greif Inc. Class B	106,016	6,760
	International Seaways Inc.	372,174	6,714
*	American Woodmark Corp.	135,740	6,644
	National Presto Industries Inc.	86,282	6,639
	Gorman-Rupp Co.	171,202	6,143
*	BTRS Holdings Inc.	814,923	6,096
	Kronos Worldwide Inc.	379,250	5,886
	Pactiv Evergreen Inc.	583,488	5,870
*,1	Joby Aviation Inc.	871,108	5,767
*	Loyalty Ventures Inc.	321,835	5,320
*,1	Mirion Technologies Inc.	653,314	5,272
*	Vivint Smart Home Inc.	683,785	4,622
	Hyster-Yale Materials Handling Inc.	138,203	4,590
*	Thermon Group Holdings Inc.	272,964	4,422
*	Hyliion Holdings Corp.	990,793	4,389
*,1	Velodyne Lidar Inc.	1,641,293	4,202
*	AvidXchange Holdings Inc.	478,761	3,854
*,1	Latch Inc.	810,166	3,459
*,1	Velo3D Inc.	297,862	2,773
*	Enovix Corp.	176,987	2,526
*	Aurora Innovation Inc.	398,349	2,227
*,1	View Inc.	171,336	315
*	Remitly Global Inc.	839	8
			10,005,632
Real Estate (10.1%)
	Kimco Realty Corp.	10,107,072	249,645
	Medical Properties Trust Inc.	9,781,787	206,787
*	Jones Lang LaSalle Inc.	827,153	198,070
	Life Storage Inc.	1,344,338	188,785
	Gaming & Leisure Properties Inc.	3,855,503	180,939
	VICI Properties Inc.	6,101,034	173,635
	Federal Realty Investment Trust	1,288,607	157,300
	EastGroup Properties Inc.	676,165	137,451

		Shares	Market Value ($000)
	First Industrial Realty Trust Inc.	2,159,917	133,720
	National Retail Properties Inc.	2,878,678	129,368
	Vornado Realty Trust	2,826,975	128,119
	Brixmor Property Group Inc.	4,881,838	126,000
	Omega Healthcare Investors Inc.	3,919,102	122,119
	Regency Centers Corp.	1,409,755	100,572
	Cousins Properties Inc.	2,436,906	98,183
	Rayonier Inc.	2,346,329	96,481
	Douglas Emmett Inc.	2,736,195	91,444
	SL Green Realty Corp.	1,061,394	86,164
	Lamar Advertising Co. Class A	711,490	82,661
	Highwoods Properties Inc.	1,719,257	78,639
	Agree Realty Corp.	1,168,489	77,541
	LXP Industrial Trust	4,683,047	73,524
	Kilroy Realty Corp.	956,512	73,097
*	Park Hotels & Resorts Inc.	3,682,131	71,912
	Hudson Pacific Properties Inc.	2,477,926	68,762
*	Outfront Media Inc.	2,397,096	68,149
	Apartment Income REIT Corp.	1,274,267	68,122
	Healthcare Realty Trust Inc.	2,470,686	67,894
	EPR Properties	1,228,758	67,225
	Physicians Realty Trust	3,687,043	64,671
	Apple Hospitality REIT Inc.	3,554,111	63,867
*	DigitalBridge Group Inc.	8,416,275	60,597
	JBG SMITH Properties	1,985,820	58,026
	PotlatchDeltic Corp.	1,075,909	56,733
	Sabra Health Care REIT Inc.	3,787,572	56,397
*	Cushman & Wakefield plc	2,565,292	52,614
	Corporate Office Properties Trust	1,841,032	52,543
	Macerich Co.	3,317,192	51,881
	Equity Commonwealth	1,759,909	49,647
	SITE Centers Corp.	2,942,925	49,176
	Kennedy-Wilson Holdings Inc.	1,921,721	46,871
	Newmark Group Inc. Class A	2,821,166	44,913
*	Sunstone Hotel Investors Inc.	3,594,818	42,347
	National Health Investors Inc.	714,004	42,133
	Brandywine Realty Trust	2,804,949	39,662
	Retail Opportunity Investments Corp.	1,912,016	37,074
	Washington REIT	1,433,180	36,546
*	Xenia Hotels & Resorts Inc.	1,872,124	36,113
	Urban Edge Properties	1,828,124	34,917
*	DiamondRock Hospitality Co.	3,454,405	34,890
	Piedmont Office Realty Trust Inc. Class A	2,020,356	34,791
*	InvenTrust Properties Corp.	1,048,612	32,276
	Phillips Edison & Co. Inc.	934,356	32,133
	Acadia Realty Trust	1,463,182	31,707
*	Compass Inc. Class A	4,000,417	31,443
	American Assets Trust Inc.	793,628	30,071
*	Realogy Holdings Corp.	1,910,859	29,962
	Tanger Factory Outlet Centers Inc.	1,620,799	27,862
	Empire State Realty Trust Inc. Class A	2,826,893	27,760
	Global Net Lease Inc.	1,702,648	26,783
	Pebblebrook Hotel Trust	1,077,585	26,379
	Alexander & Baldwin Inc.	1,129,463	26,192
	LTC Properties Inc.	647,475	24,908
	Industrial Logistics Properties Trust	1,072,098	24,304
	Service Properties Trust	2,706,021	23,894
	Centerspace	234,107	22,971

		Shares	Market Value ($000)
*	Veris Residential Inc.	1,267,098	22,035
	Office Properties Income Trust	793,817	20,425
	RPT Realty	1,386,892	19,098
	RLJ Lodging Trust	1,354,054	19,065
	Getty Realty Corp.	651,006	18,632
	Apartment Investment & Management Co. Class A	2,496,513	18,274
	Necessity Retail REIT Inc. Class A	2,128,205	16,834
	CareTrust REIT Inc.	795,452	15,352
	GEO Group Inc.	1,915,275	12,660
	Diversified Healthcare Trust	3,904,849	12,496
	Saul Centers Inc.	213,881	11,272
	Franklin Street Properties Corp.	1,534,255	9,052
*	Summit Hotel Properties Inc.	872,113	8,686
*	Bridge Investment Group Holdings Inc. Class A	404,845	8,239
	RMR Group Inc. Class A	253,870	7,895
*	Douglas Elliman Inc.	1,018,659	7,436
*	Seritage Growth Properties Class A	572,651	7,250
*	Forestar Group Inc.	287,408	5,104
	Urstadt Biddle Properties Inc. Class A	245,898	4,625
	Alexander's Inc.	16,696	4,278
*,1	Offerpad Solutions Inc.	363,557	1,829
	Urstadt Biddle Properties Inc.	22,237	386
*,2	Spirit MTA REIT	334,911	90
			5,118,375
Technology (6.0%)
*	Arrow Electronics Inc.	1,109,220	131,587
*	DXC Technology Co.	4,005,987	130,715
	Jabil Inc.	2,116,565	130,656
*	Synaptics Inc.	647,852	129,246
	KBR Inc.	2,286,320	125,130
	Leidos Holdings Inc.	1,151,430	124,377
*	CACI International Inc. Class A	383,636	115,574
*	Concentrix Corp.	685,985	114,258
*	F5 Inc.	497,746	104,004
	CDK Global Inc.	1,913,889	93,168
*	NCR Corp.	2,166,805	87,084
	Science Applications International Corp.	933,195	86,013
*	Change Healthcare Inc.	3,834,226	83,586
*	Teradata Corp.	1,689,426	83,272
*	SentinelOne Inc. Class A	2,105,954	81,585
*	Cirrus Logic Inc.	938,857	79,606
	TD SYNNEX Corp.	710,990	73,381
*	Dun & Bradstreet Holdings Inc.	3,889,508	68,144
	Avnet Inc.	1,621,893	65,833
*	Insight Enterprises Inc.	571,967	61,383
*	Rambus Inc.	1,792,503	57,163
*	Verint Systems Inc.	969,106	50,103
	Xerox Holdings Corp.	2,194,245	44,258
*	Allscripts Healthcare Solutions Inc.	1,908,778	42,986
	Vishay Intertechnology Inc.	2,176,835	42,666
*	Sanmina Corp.	989,556	39,998
*	Kyndryl Holdings Inc.	2,938,854	38,558
*	NetScout Systems Inc.	1,149,466	36,875
*	Plexus Corp.	437,385	35,782
	Amkor Technology Inc.	1,603,748	34,833
	Progress Software Corp.	724,024	34,094
*,1	C3.ai Inc. Class A	1,500,451	34,060
	CSG Systems International Inc.	503,529	32,009

		Shares	Market Value ($000)
*	Allegro MicroSystems Inc.	1,089,502	30,942
	Xperi Holding Corp.	1,713,213	29,673
*	Covetrus Inc.	1,693,934	28,441
*	Super Micro Computer Inc.	718,793	27,364
*	Blackbaud Inc.	426,534	25,537
	Methode Electronics Inc.	580,243	25,095
*	TTM Technologies Inc.	1,624,593	24,076
*	Cerence Inc.	643,699	23,238
*	Unisys Corp.	1,046,913	22,624
*	E2open Parent Holdings Inc.	2,347,299	20,680
*	Confluent Inc. Class A	485,091	19,889
*	Squarespace Inc. Class A	743,883	19,058
*	Momentive Global Inc.	1,049,867	17,071
*	Avaya Holdings Corp.	1,322,564	16,757
*	Olo Inc. Class A	1,225,716	16,241
*	ScanSource Inc.	420,237	14,620
	Benchmark Electronics Inc.	577,640	14,464
*	Amplitude Inc. Class A	774,720	14,278
*	Parsons Corp.	299,701	11,598
*	Informatica Inc. Class A	566,751	11,188
*	CCC Intelligent Solutions Holdings Inc.	995,467	10,990
*	Rackspace Technology Inc.	862,617	9,627
*	Samsara Inc. Class A	576,309	9,232
	SolarWinds Corp.	656,425	8,737
*	Groupon Inc.	414,612	7,973
*	Couchbase Inc.	394,990	6,881
	Ebix Inc.	202,866	6,725
*,1	Matterport Inc.	749,928	6,089
*	AvePoint Inc.	1,047,435	5,509
*,1	Vivid Seats Inc. Class A	440,563	4,873
*	N-able Inc.	510,905	4,649
*,1	Ouster Inc.	977,690	4,400
*	Aeva Technologies Inc.	957,985	4,148
*	Diebold Nixdorf Inc.	606,259	4,080
*	SmartRent Inc. Class A	718,818	3,637
*	Vertex Inc. Class A	217,230	3,332
*	WM Technology Inc.	405,087	3,168
*,1	IonQ Inc.	234,603	2,994
*,1	Expensify Inc. Class A	166,294	2,920
*	Credo Technology Group Holding Ltd.	178,699	2,722
*	Nextdoor Holdings Inc.	325,803	1,952
*	BuzzFeed Inc.	212,207	1,116
*	EngageSmart Inc.	6,667	142
*,1	UserTesting Inc.	8,291	89
			3,020,806
Telecommunications (1.3%)
*	Frontier Communications Parent Inc.	4,005,784	110,840
	Juniper Networks Inc.	2,644,762	98,279
*	Vonage Holdings Corp.	4,165,604	84,520
*	Iridium Communications Inc.	1,893,149	76,332
*	Viavi Solutions Inc.	3,768,728	60,601
*	Altice USA Inc. Class A	3,558,158	44,406
	InterDigital Inc.	503,051	32,095
	Telephone & Data Systems Inc.	1,669,923	31,528
*	CommScope Holding Co. Inc.	3,353,864	26,429
*	Plantronics Inc.	666,143	26,246
*	EchoStar Corp. Class A	594,155	14,462
	ADTRAN Inc.	764,251	14,100

		Shares	Market Value ($000)
*,1	fuboTV Inc.	2,145,911	14,099
*	8x8 Inc.	914,880	11,518
*	NETGEAR Inc.	457,887	11,301
	Shenandoah Telecommunications Co.	388,142	9,152
*	United States Cellular Corp.	216,309	6,539
*	IHS Holding Ltd.	14,906	165
			672,612
Utilities (5.1%)
*	Constellation Energy Corp.	5,343,086	300,549
	Atmos Energy Corp.	2,220,066	265,276
	Essential Utilities Inc.	3,728,233	190,625
	NRG Energy Inc.	3,994,975	153,247
	Pinnacle West Capital Corp.	1,849,077	144,413
	OGE Energy Corp.	3,281,115	133,804
	UGI Corp.	3,438,697	124,550
	National Fuel Gas Co.	1,498,781	102,966
	IDACORP Inc.	828,099	95,530
*	Stericycle Inc.	1,506,401	88,757
	Black Hills Corp.	1,061,200	81,734
	Portland General Electric Co.	1,465,588	80,827
	Southwest Gas Holdings Inc.	1,027,632	80,453
	ONE Gas Inc.	879,086	77,571
	New Jersey Resources Corp.	1,574,491	72,206
	Hawaiian Electric Industries Inc.	1,702,148	72,018
	PNM Resources Inc.	1,406,701	67,057
	South Jersey Industries Inc.	1,924,342	66,486
	ALLETE Inc.	872,725	58,455
	Spire Inc.	805,774	57,822
	American States Water Co.	605,621	53,912
	NorthWestern Corp.	886,371	53,617
	Avista Corp.	1,173,167	52,968
	MGE Energy Inc.	592,780	47,298
	Northwest Natural Holding Co.	551,360	28,516
	California Water Service Group	431,205	25,562
*	Harsco Corp.	1,298,141	15,889
*	Archaea Energy Inc. Class A	640,507	14,046
			2,606,154
Total Common Stocks (Cost $37,622,553)			50,583,020

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3,4]	Vanguard Market Liquidity Fund (Cost $243,649)	0.312%	2,437,126	243,688
Total Investments (100.3%) (Cost $37,866,202)				50,826,708
Other Assets and Liabilities—Net (-0.3%)				(176,506)
Net Assets (100%)				50,650,202
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $227,904,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $242,582,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2022	435	44,944	(239)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bridgebio Pharma Inc.	8/31/22	BANA	2,340	(0.218)	705	—
New York Community Bancorp Inc.	8/31/22	BANA	2,885	(0.749)	—	(207)
Novavax Inc.	1/31/23	GSI	11,070	(0.317)	—	(24)
SunPower Corp.	1/31/23	GSI	7,526	(0.323)	915	—
					1,620	(231)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At March 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $883,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	50,582,750	—	270	50,583,020
Temporary Cash Investments	243,688	—	—	243,688
Total	50,826,438	—	270	50,826,708

Derivative Financial Instruments
Assets
Swap Contracts	—	1,620	—	1,620
Liabilities
Futures Contracts[1]	239	—	—	239
Swap Contracts	—	231	—	231
Total	239	231	—	470
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.